Common Control Mergers (Details Textual)	1 Months Ended
May 09, 2018 shares
Omnisoft [Member]
Common Control Mergers (Textual)
Acquired interest rate	100.00%
Issuance of common shares	1,833,333
Crowdpay [Member]
Common Control Mergers (Textual)
Acquired interest rate	100.00%
Issuance of common shares	2,916,667